Revenues	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
REVENUES

NOTE 7:- REVENUES

Cipher Pharmaceuticals

In March 2015, the Company signed a distribution agreement with Cipher Pharmaceuticals (“Cipher”). As part of the distribution agreement, Cipher will distribute Can-Fite’s lead drug candidate, Piclidenoson for the treatment of psoriasis and rheumatoid arthritis in the Canadian market upon receipt of regulatory approvals.

Under the terms of the agreement, Cipher made an upfront payment of $1,292 (1,650 CAD thousands) to the Company in March 2015. In addition, the agreement provides that an additional payments of up to 2,000 thousands Canadian Dollar will be received by the Company upon the achievement of certain milestones plus royalty payments of 16.5% of net sales of Piclidenoson in Canada.

Under the agreement, the Company shall be responsible for conducting product development activities including management of the clinical studies required in order to secure regulatory approvals and shall use commercially reasonable efforts in conducting such activities. In addition, the Company agreed to form a joint steering committee with Cipher which will oversee the progress of the clinical studies.

As of December 31, 2025, the Company estimates that such services will be completed by December 31, 2029 and therefore revenues from such up-front payment are recognized over such period.

Chong Kun Dang Pharmaceuticals Corp.

In October 2016, the Company signed a distribution agreement with Chong Kun Dang Pharmaceuticals Corp. (“CKD”). As part of the distribution agreement, CKD will have exclusive rights to distribute Namodenoson for the treatment of liver cancer in the South Korean market upon receipt of regulatory approvals. On February 25, 2019, distribution agreement with CKD was amended to expand the exclusive right to distribute Namodenoson for the treatment of NASH in addition to liver cancer in South Korea.

According to the distribution agreement, the Company is entitled to receive an amounts of up to $3,000 in upfront and milestone payments payable with respect to the liver cancer indication and additional $6,000 in upfront and milestone payments payable with respect to NASH indication. In addition, the Company will also be entitled to a transfer price for delivering finished product to CKD following commercial launch at a cost plus 10% basis or 23% of net sales of Namodenoson following commercial launch in South Korea.

Under the agreement, the Company shall be responsible for conducting product development activities including management of the clinical studies required in order to secure regulatory approvals and shall use commercially reasonable efforts in conducting such activities.

As of December 31, 2025, the Company received an amount of $1,500 for up-front payment and additional $500 for achieved milestone.

As of December 31, 2025, the Company estimates that such services will be completed by June 30, 2029 and therefore revenues from such up-front payment are recognized over such period.

Gebro Holding GmBH

On January 8, 2018, the Company entered into a Distribution and Supply Agreement with Gebro Holding GmBH (“Gebro”), granting Gebro the exclusive right to distribute Piclidenoson in Spain, Switzerland, Liechtenstein and Austria for the treatment of psoriasis and rheumatoid arthritis.

Under the Distribution and Supply Agreement, the Company is entitled to € 1,500 thousands upon execution of the agreement. In addition, the Company is also entitled to milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) € 300 thousand upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and € 300 thousand upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between € 750 thousand and € 1,600 thousand following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between € 300 thousand and up to €4,025 thousand upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson.

As of December 31, 2025, the Company received an amount of € 1,500 thousands (approximately $1,850) for up-front payment and additional € 600 thousands (approximately $720) for achieved milestone.

As of December 31, 2025, the Company estimates that such services will be completed by December 31, 2029 and therefore revenues from such up-front payment are recognized over such period.

CMS Medical Venture Investment Limited

On August 6, 2018, the Company entered into a License, Collaboration and Distribution Agreement with CMS Medical Venture Investment Limited (“CMS Medical”) for the commercialization of Piclidenoson for the treatment of rheumatoid arthritis, psoriasis and Namodenoson for the treatment of advanced liver cancer and NAFLD/NASH in China (including Hong Kong, Macao and Taiwan).

Under the License, Collaboration and Distribution Agreement, the Company is entitled to receive an up-front amount of $2,000 upon execution of the agreement. In addition, the Company is also entitle to received an amount of up to $14,000 for milestone payments upon achieving certain regulatory milestones and up to $58,500 for milestone payments upon achieving certain sales milestones. In addition, following regulatory approval, the Company shall be entitled to future double digit royalties on net sales in the territories and payment for the manufacturing of Piclidenoson and Namodenoson.

As of December 31, 2025, the Company received an amount of $2,000 for up-front payment which was previously recognized in revenues.

Kyongbo Pharm Co., Ltd.

On July 31, 2019, the Company signed a distribution agreement with Kyongbo Pharm Co., Ltd. (“Kyongbo Pharm”), to distribute Piclidenoson, for the treatment of psoriasis in South Korea, upon receipt of regulatory approvals.

Under the terms of the distribution agreement, Kyongbo Pharm, in exchange for exclusive distribution rights to sell Piclidenoson in the treatment of psoriasis in South Korea, is required to make a total a payment of $750 for access to information and clinical study data. In addition, the Company will also be also entitled to additional payments of up to $3,250 upon achievement of certain milestones. The Company will also be entitled to a transfer price for delivering finished product to Kyongbo Pharm upon commercial launch.

In 2019, the Company received an amount of $750 for up-front payment which recognized as revenues upon the Company providing access to information and clinical study data.

Ewopharma

On March 16, 2021, the Company signed an exclusive distribution agreement with Switzerland-based Ewopharma for Piclidenoson in the treatment of psoriasis and Namodenoson in the treatment of liver diseases namely, hepatocellular carcinoma (HCC) the most common form of liver cancer and non-alcoholic steatohepatitis (NASH). Under the terms of the distribution agreement, Ewopharma paid Can-Fite non-refundable upfront payment in an amount of $2,250 and is entitled to up to an additional $40,450 payable upon the achievement of regulatory and sales milestones and 17.5% royalties on net sales. In exchange, Ewopharma will have the exclusive right to market and sell Piclidenoson in Central Eastern European (CEE) countries and Namodenoson in CEE countries and Switzerland. Ewopharma has the right to extend the distribution agreement to new indications that Can-Fite may identify for its drug candidates.

As of December 31, 2025, the Company received an amount of $2,250 for up-front payment.

As of December 31, 2025, the Company estimates that such services will be completed by December 31, 2029 and therefore revenues from such up-front payment are recognized over such period.

On January 30, 2024, the Company entered into an amendment to its distribution agreement with Ewopharma, to add the rights to the Company’s pancreatic cancer indication for an additional immaterial up-font payment and further milestones payments.

Vetbiolix

On June 28, 2021, the Company entered into a Patent and Know-how License Agreement with Vetbiolix (the “License Agreement”), a France-based veterinary pharmaceutical company. According to the agreement, the Company has granted Vetbiolix an exclusive option to utilize the licensed Know-How and the Company’s patents solely for the purpose of supporting Vetbiolix’s research, development, manufacturing and commercializing of its compounds and/or products in the field throughout the territory, all as defined in the License Agreement. The option to the licensed Know-How and the Company’s patents is for a period of two years from the signature date (after which such period was extended by additional 15 months), during which time Vetbiolix will conduct proof-of-concept studies and cover all associated costs.

Upon Vetbiolix exercise of its option to acquire the licensed Know-How and the Company’s patents, then Vetbiolix will be obligated to pay Can-Fite a non-refundable upfront payment in an amount of euro 250. In addition, Vetbiolix will also pay the Company with payment equal to 30% for each upfront and milestone payment received from and sublicensee and 15%-40% royalties on net sales upon regulatory approval for veterinary use.

On September 24, 2024, Vetbiolix exercised its option and acquired licensed know-how and the Company’s patents for euro 250 thousands and therefore the Company recorded equivalent revenues of $ 271 in the year ended December 31, 2024.